Changes in Carrying Amount of Wireless Licenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	$ 73,250
Capitalized interest on wireless licenses	406	442	964
Ending balance	77,744	73,250
Wireless Licenses
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	73,250	72,996
Acquisitions (Note 2)	4,544	58
Capitalized interest on wireless licenses	205	196
Reclassifications, adjustments and other	(255)
Ending balance	$ 77,744	$ 73,250